Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
SoundHound, Inc. [Member]
Property and Equipment, Net (Tables) [Line Items]
Schedule of property and equipment, net
	December 31, 2021	December 31, 2020
Computer equipment	$20,571	$19,867
Software and voice recordings	8,687	8,335
Leasehold improvements	3,567	3,560
Furniture and fixtures	729	720
Construction in progress	—	6
Total, at cost	33,554	32,488
Less: accumulated depreciation and amortization	(27,399)	(22,053)
Total property and equipment, net	$6,155	$10,435